Note 17 - Income (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31,
	2012	2011
Amounts attributable to Liquidmetal Technologies, Inc. common shareholders

Net income (loss)	(14,025)	6,155
Net income (loss) available (attributable) to common stockholders	(14,025)	6,155

Basic income (loss) per share	(0.07)	0.05

Diluted income (loss) per share	(0.07)	0.03

Number of weighted average shares - basic	188,298,113	118,523,228
Number of weighted average shares - diluted	188,298,113	163,292,496

Schedule of Weighted Average Number of Shares [Table Text Block]
	For the Years Ended December 31,
	2012	2011

Weighted average basic shares	188,298,113	118,523,228
Effect of dilutive securities:
Stock options ("in the money")	-	2,203,443
Warrants ("in the money")	-	-
Conversion of preferred stocks and dividends	-	42,565,825
Weighted average diluted shares	188,298,113	163,292,496